Segment Reporting - Schedule of Information about Geographical Areas (Details) - ZAR (R) R in Thousands		Feb. 28, 2025	Feb. 29, 2024
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	R 3,263,848	R 2,723,761
South Africa [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	2,158,893	1,714,719
Africa-Other [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	119,486	154,777
Europe [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1]	425,207	355,904
Asia-Pacific, Middle East & USA [Member]
Schedule of Information about Geographical Areas [Line Items]
Total Non-current operating assets	[1],[2]	R 560,262	R 498,361

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 185.8 million (2024: ZAR 226.2 million).